Cover	Jul. 28, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 28, 2023
Entity File Number	001-40686
Entity Registrant Name	Zalatoris II Acquisition Corp.
Entity Central Index Key	0001853397
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	31 Hudson Yards
Entity Address, Address Line Two	11th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	917
Local Phone Number	675-3106
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	ZLSWU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	ZLS
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ZLSWW
Security Exchange Name	NASDAQ